Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other receivables

FOR THE YEAR ENDED DECEMBER 31	NOTE	2021	2020
Trade receivables (1)		3,843	3,414
Allowance for revenue adjustments		(169)	(185)
Allowance for doubtful accounts	29	(136)	(149)
Current tax receivable		121	92
Commodity taxes receivable		102	122
Other accounts receivable		188	234
Total trade and other receivables		3,949	3,528
(1)The details of securitized trade receivables are set out in Note 24, Debt due within one year.
The following table summarizes our wireless device financing plan receivables at December 31, 2021.

FOR THE YEAR ENDED DECEMBER 31	NOTE	2021	2020
Current		1,040	649
Non-current	21	387	399
Total wireless device financing plan receivables (1)		1,427	1,048
(1) Excludes allowance for doubtful accounts and allowance for revenue adjustments on the current portion of $44 million and $28 million at December 31, 2021 and December 31, 2020, respectively, and allowance for doubtful accounts and allowance for revenue adjustments on the non-current portion of $15 million and $17 million at December 31, 2021 and December 31, 2020, respectively.